GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 13, 2026	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss		$ 5,112	$ (1,038,689)	$ 54,616	$ (4,244,525)
Accumulated deficit		5,112	6,261,235		5,841,831	$ 5,112
Old Glory Holding Co [Member]
Net loss			4,545,000	$ 4,114,000	14,842,000	14,486,000
Accumulated deficit		$ 32,384,000	$ 51,771,000		$ 47,226,000	$ 32,384,000
Old Glory Holding Co [Member] | Digital Asset Acquisition Corp [Member]
Aggregate cash amount	$ 50,000,000